Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Time and voyage charter revenues		$ 90,127	$ 95,399	$ 90,558
Vessel and other management fees	[1]	12,547	10,756	9,270
Total operating revenues		102,674	106,155	99,828
Operating expenses
Vessel operating expenses		56,347	49,570	43,750
Voyage, charter-hire and commission expenses	[1]	69,042	27,340	14,259
Administrative expenses		33,526	19,267	22,952
Depreciation and amortization		73,732	49,811	36,871
Impairment of long-term assets		1,957	500	500
Total operating expenses		234,604	146,488	118,332
Gain on disposals to Golar Partners	[1]	102,884	43,783	65,619
Other operating loss		0	(6,387)	0
Impairment of vessel held-for-sale		(1,032)	0	0
Other operating gains - LNG trade		0	1,317	0
Loss on disposal of vessel held-for-sale		(5,824)	0	0
Operating (loss) income		(35,902)	(1,620)	47,115
Other non-operating income
Dividend income	[1]	15,524	27,203	30,960
Loss on sale of available-for-sale securities		(3,011)	0	(754)
Other non-operating income (expense)		0	281	(2,601)
Total other non-operating income		12,513	27,484	27,605
Financial income (expense)
Interest income	[1]	6,896	716	3,549
Interest expense	[1]	(62,911)	(14,474)	0
Other financial items, net		(118,604)	(74,094)	38,219
Net financial (expense) income		(174,619)	(87,852)	41,768
(Loss) income before equity in net earnings of affiliates, income taxes and non-controlling interests		(198,008)	(61,988)	116,488
Income taxes		3,053	1,114	3,404
Equity in net earnings of affiliates		16,454	19,408	15,821
Net (loss) income		(178,501)	(41,466)	135,713
Net income attributable to non-controlling interests		(19,158)	(1,655)	0
Net (loss) income attributable to Golar LNG Ltd		$ (197,659)	$ (43,121)	$ 135,713
Per common share amounts:
(Loss) earnings - Basic (in dollars per share)		$ (2.12)	$ (0.50)	$ 1.69
(Loss) earnings - Diluted (in dollars per share)		(2.12)	(0.50)	1.59
Cash dividends declared and paid (in dollars per share)		$ 1.35	$ 1.80	$ 1.35

[1]	This includes amounts arising from transactions with related parties (see note 33).